Trade Receivables, Net	6 Months Ended
Jun. 30, 2023
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET
6.	TRADE RECEIVABLES, NET

	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Trade receivable	$5,160,600	$5,392,720
(Impairment provision) recovery of doubtful accounts	(32,602)	7,466
Trade receivable, net	$5,127,998	$5,400,186

The Company recorded an allowance for doubtful accounts of $45,932 and $nil for the six months ended June 30, 2023 and 2022, respectively.